Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues
Operating expenses:
Salaries and wages		18,523	20,913	2,863
Professional fees		13,200	35,406	61,975
Licenses and permits		6,771	10,000	10,281
Amortization	5,025	5,025	20,100	20,100
Office expenses	1,080	3,034	12,428	3,368
Automobile Expenses			2,376	1,900
Advertising				2,786
Travel Expenses				1,700
Total operating expenses	6,105	46,553	101,223	104,973
Loss from operations	(6,105)	(46,553)	(101,223)	(104,973)
Total loss before income taxes	(6,105)	(46,553)	(101,223)	(104,973)
Provision for Income Taxes
Net loss	$ (6,105)	$ (46,553)	$ (101,223)	$ (104,973)